Income taxes - Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 410,902	$ 368,421
Scientific research expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	81,459	69,157
Scientific research expenditures | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	81,459	69,157
Accrued warranty provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	14,209	14,064
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	982	2,000
Losses from operations carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	110,851	101,129
Losses from operations carried forward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	38,840	39,634
Losses from operations carried forward | Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	624	555
Losses from operations carried forward | U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	43,074	34,329
Losses from operations carried forward | Denmark
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	27,068	26,603
Losses from operations carried forward | Hong Kong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6	7
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	29,473	27,586
Investment tax credits | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29,473	27,586
Investment tax credits | Canada | 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,880
Investment tax credits | Canada | 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,527
Investment tax credits | Canada | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,439
Investment tax credits | Canada | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,155
Investment tax credits | Canada | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	816
Investment tax credits | Canada | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,006
Investment tax credits | Canada | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,444
Investment tax credits | Canada | 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	400
Investment tax credits | Canada | 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	419
Investment tax credits | Canada | 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,779
Investment tax credits | Canada | 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,588
Investment tax credits | Canada | 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,406
Investment tax credits | Canada | 2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,092
Investment tax credits | Canada | 2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,836
Investment tax credits | Canada | 2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,734
Investment tax credits | Canada | 2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,869
Investment tax credits | Canada | 2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,892
Investment tax credits | Canada | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,191
Property, plant and equipment and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 173,928	$ 154,485